Related party transactions - Summary of shareholdings, options and other securities of key management personnel (Details) - shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans (in shares)	130,952	65,060	57,065
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans (in shares)	27	18
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially (in shares)	11,916	15,546
Shareholdings, options and other securities of Key Management Personnel (in shares)	11,943	15,564